Trade and Other Receivables (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 438,314	$ 2,553,350
Trade receivables	57,978,341	56,339,927
Less: Allowance for doubtful accounts	(7,852,062)	(2,521,648)
Trade receivables - net	50,126,279	53,818,279
Other receivables	53,799,508	41,376,604
Prepayments and deposits	11,864,800	22,626,755
Trade and other receivables, Total	$ 116,228,901	$ 120,374,988